Condensed Consolidating Financial Information	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Condensed Financial Information Disclosure [Abstract]
CONDENSED CONSOLIDATING FINANCIAL INFORMATION
CONDENSED CONSOLIDATING FINANCIAL INFORMATION
The Operating Partnership’s senior notes were
co-issued
by MGP Finance
Co-Issuer,
Inc., a 100% owned finance subsidiary of the Operating Partnership. Obligations to pay principal and interest on the senior notes are currently guaranteed by all of the Operating Partnership’s subsidiaries, other than MGP Finance
Co-Issuer,
Inc., each of which is directly or indirectly 100% owned by the Operating Partnership. Such guarantees are full and unconditional, and joint and several and are subject to release in accordance with the events described below. Separate condensed financial information for the subsidiary guarantors as of September 30, 2019 and December 31, 2018 and for the three and nine months ended September 30, 2019 and September 30, 2018 are presented below.
The guarantee of a subsidiary guarantor will be automatically released upon (i) a sale or other disposition (including by way of consolidation or merger) of the subsidiary guarantor, or the capital stock of the subsidiary guarantor; (ii) the sale or disposition of all or substantially all of the assets of the subsidiary guarantor; (iii) the designation in accordance with the indenture of a subsidiary guarantor as an unrestricted subsidiary; (iv) at such time as such subsidiary guarantor is no longer a subsidiary guarantor or other obligor with respect to any credit facilities or capital markets indebtedness of the Operating Partnership; or (v) defeasance or discharge of the notes.
CONSOLIDATING BALANCE SHEET INFORMATION

	September 30, 2019
	Operating Partnership	Co-Issuer	Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Real estate investments, net	$507	$—	$10,893,614	$—	$10,894,121
Lease incentive asset	—	—	532,186	—	532,186
Cash and cash equivalents	153,526	—	—	—	153,526
Tenant and other receivables, net	463	—	—	—	463
Intercompany	1,169,999	—	—	(1,169,999)	—
Prepaid expenses and other assets	15,730	—	11,683	—	27,413
Investments in subsidiaries	10,126,379	—	—	(10,126,379)	—
Above market lease, asset	—	—	41,834	—	41,834
Operating lease right-of-use assets	477	—	279,543	—	280,020

Total assets	$11,467,081	$—	$11,758,860	$(11,296,378)	$11,929,563

Debt, net	4,847,408	—	—	—	4,847,408
Due to MGM Resorts International and affiliates	298	—	—	—	298
Intercompany	—	—	1,169,999	(1,169,999)	—
Accounts payable, accrued expenses and other liabilities	58,457	—	1,480	—	59,937
Accrued interest	37,407	—	—	—	37,407
Dividend and distribution payable	138,730	—	—	—	138,730
Deferred revenue	—	—	95,306	—	95,306
Deferred income taxes, net	—	—	29,721	—	29,721
Operating lease liabilities	477	—	335,975	—	336,452

Total liabilities	5,082,777	—	1,632,481	(1,169,999)	5,545,259

General partner	—	—	—	—	—
Limited partners	6,384,304	—	10,126,379	(10,126,379)	6,384,304

Total partners’ capital	6,384,304	—	10,126,379	(10,126,379)	6,384,304

Total liabilities and partners’ capital	$11,467,081	$—	$11,758,860	$(11,296,378)	$11,929,563

CONSOLIDATING BALANCE SHEET INFORMATION

	December 31, 2018
	Operating Partnership	Co-Issuer	Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Real estate investments, net	$572	$—	$10,505,557	$—	$10,506,129
Cash and cash equivalents	3,995	—	—	—	3,995
Tenant and other receivables, net	26	—	7,642	—	7,668
Intercompany	841,179	—	—	(841,179)	—
Prepaid expenses and other assets	34,813	—	—	—	34,813
Investments in subsidiaries	9,790,350	—	—	(9,790,350)	—
Above market lease, asset	—	—	43,014	—	43,014
Assets held for sale	—	—	355,688	—	355,688

Total assets	$10,670,935	$—	$10,911,901	$(10,631,529)	$10,951,307

Debt, net	4,666,949	—	—	—	4,666,949
Due to MGM Resorts International and affiliates	227	—	—	—	227
Intercompany	—	—	841,179	(841,179)	—
Accounts payable, accrued expenses and other liabilities	13,102	—	7,694	—	20,796
Above market lease, liability	—	—	46,181	—	46,181
Accrued interest	26,096	—	—	—	26,096
Dividend and distribution payable	119,055	—	—	—	119,055
Deferred revenue	—	—	163,926	—	163,926
Deferred income taxes, net	—	—	33,634	—	33,634
Liabilities related to assets held for sale	—	—	28,937	—	28,937

Total liabilities	4,825,429	—	1,121,551	(841,179)	5,105,801

General partner	—	—	—	—	—
Limited partners	5,845,506	—	9,790,350	(9,790,350)	5,845,506

Total partners’ capital	5,845,506	—	9,790,350	(9,790,350)	5,845,506

Total liabilities and partners’ capital	$10,670,935	$—	$10,911,901	$(10,631,529)	$10,951,307

CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME INFORMATION

	Three Months Ended September 30, 2019
	Operating Partnership	Co-Issuer	Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Revenues
Rental revenue	$—	$—	$219,847	$—	$219,847
Tenant reimbursements and other	—	—	6,164	—	6,164

Total revenues	—	—	226,011	—	226,011

Expenses
Depreciation	22	—	71,935	—	71,957
Property transactions, net	—	—	9,921	—	9,921
Ground lease and other reimbursable expenses	—	—	5,920	—	5,920
Acquisition-related expenses	92	—	—	—	92
General and administrative	4,476	—	—	—	4,476

Total expenses	4,590	—	87,776	—	92,366

Equity in earnings of subsidiaries	136,256	—	—	(136,256)	—
Other income (expense)
Interest income	241	—	—	—	241
Interest expense	(63,048)	—	—	—	(63,048)
Other	(306)	—	—	—	(306)

	(63,113)	—	—	—	(63,113)

Income before income taxes	68,553	—	138,235	(136,256)	70,532
Provision for income taxes	—	—	(1,979)	—	(1,979)

Net income	$68,553	$—	$136,256	$(136,256)	$68,553

Other comprehensive income
Net income	$68,553	$—	$136,256	$(136,256)	$68,553
Unrealized loss on cash flow hedges, net	(19,270)	—	—	—	(19,270)

Comprehensive income	$49,283	$—	$136,256	$(136,256)	$49,283

CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME INFORMATION

	Three Months Ended September 30, 2018
	Operating Partnership	Co-Issuer	Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Revenues
Rental revenue	$—	$—	$186,564	$—	$186,564
Tenant reimbursements and other	—	—	30,095	—	30,095

Total revenues	—	—	216,659	—	216,659

Expenses
Depreciation	45	—	63,423	—	63,468
Property transactions, net	—	—	339	—	339
Ground lease and other reimbursable expenses	—	—	29,168	—	29,168
Amortization of above market lease, net	—	—	171	—	171
Acquisition-related expenses	1,931	—	—	—	1,931
General and administrative	3,358	—	—	—	3,358

Total expenses	5,334	—	93,101	—	98,435

Equity in earnings of subsidiaries	129,568	—	—	(129,568)	—
Other income (expense)
Interest income	5,452	—	—	(5,289)	163
Interest expense	(58,743)	—	(5,289)	5,289	(58,743)
Other	(1,020)	—	—	—	(1,020)

	(54,311)	—	(5,289)	—	(59,600)

Income from continuing operations before income taxes	69,923	—	118,269	(129,568)	58,624
Provision for income taxes	—	—	(2,650)	—	(2,650)

Income from continuing operations, net of tax	69,923	—	115,619	(129,568)	55,974
Income from discontinued operations, net of tax	—	—	13,949	—	13,949

Net income	$69,923	$—	$129,568	$(129,568)	$69,923

Other comprehensive income
Net income	$69,923	$—	$129,568	$(129,568)	$69,923
Unrealized gain on cash flow hedges, net	4,736	—	—	—	4,736

Comprehensive income	$74,659	$—	$129,568	$(129,568)	$74,659

CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME INFORMATION

	Nine Months Ended September 30, 2019
	Operating Partnership	Co-Issuer	Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Revenues
Rental revenue	$—	$—	$636,575	$—	$636,575
Tenant reimbursements and other	—	—	18,618	—	18,618

Total revenues	—	—	655,193	—	655,193

Expenses
Depreciation	65	—	222,997	—	223,062
Property transactions, net	—	—	11,344	—	11,344
Ground lease and other reimbursable expenses	—	—	17,760	—	17,760
Acquisition-related expenses	8,891	—	—	—	8,891
General and administrative	12,305	—	—	—	12,305

Total expenses	21,261	—	252,101	—	273,362

Equity in earnings of subsidiaries	409,665	—	—	(409,665)	—
Other income (expense)
Interest income	7,806	—	—	(5,617)	2,189
Interest expense	(190,973)	—	(5,617)	5,617	(190,973)
Other	(806)	—	—	—	(806)

	(183,973)	—	(5,617)	—	(189,590)

Income from continuing operations before income taxes	204,431	—	397,475	(409,665)	192,241
Provision for income taxes	(1,745)	—	(4,026)	—	(5,771)

Income from continuing operations, net of tax	202,686	—	393,449	(409,665)	186,470
Income from discontinued operations, net of tax	—	—	16,216	—	16,216

Net income	$202,686	$—	$409,665	$(409,665)	$202,686

Other comprehensive income
Net income	$202,686	$—	$409,665	$(409,665)	$202,686
Unrealized loss on cash flow hedges, net	(65,657)	—	—	—	(65,657)

Comprehensive income	$137,029	$—	$409,665	$(409,665)	$137,029

CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME INFORMATION

	Nine Months Ended September 30, 2018
	Operating Partnership	Co-Issuer	Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Revenues
Rental revenue	$—	$—	$559,690	$—	$559,690
Tenant reimbursements and other	—	—	93,198	—	93,198

Total revenues	—	—	652,888	—	652,888

Expenses
Depreciation	87	—	199,846	—	199,933
Property transactions, net	—	—	18,851	—	18,851
Ground lease and other reimbursable expenses	—	—	90,435	—	90,435
Amortization of above market lease, net	—	—	514	—	514
Acquisition-related expenses	4,603	—	—	—	4,603
General and administrative	10,021	—	—	—	10,021

Total expenses	14,711	—	309,646	—	324,357

Equity in earnings of subsidiaries	346,758	—	—	(346,758)	—
Other income (expense)
Interest income	7,762	—	—	(5,289)	2,473
Interest expense	(157,249)	—	(5,289)	5,289	(157,249)
Other	(6,409)	—	—	—	(6,409)

	(155,896)	—	(5,289)	—	(161,185)

Income from continuing operations before income taxes	176,151	—	337,953	(346,758)	167,346
Provision for income taxes	—	—	(5,144)	—	(5,144)

Income from continuing operations, net of tax	176,151	—	332,809	(346,758)	162,202
Income from discontinued operations, net of tax	—	—	13,949	—	13,949

Net income	$176,151	$—	$346,758	$(346,758)	$176,151

Other comprehensive income
Net income	$176,151	$—	$346,758	$(346,758)	$176,151
Unrealized gain on cash flow hedges, net	27,372	—	—	—	27,372

Comprehensive income	$203,523	$—	$346,758	$(346,758)	$203,523

CONSOLIDATING STATEMENT OF CASH FLOWS INFORMATION

	Nine Months Ended September 30, 2019
	Operating Partnership	Co-Issuer	Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Cash flows from operating activities
Net cash provided by (used in) operating activities	$(762,230)	$—	$677,713	$—	$(84,517)

Cash flows from investing activities
Proceeds from Northfield OpCo Transaction	3,779	—	—	—	3,779

Net cash provided by investing activities	3,779	—	—	—	3,779

Cash flows from financing activities
Net repayments under bank credit facility	(566,813)	—	—	—	(566,813)
Proceeds from issuance of debt	750,000	—	—	—	750,000
Deferred financing costs	(9,983)	—	—	—	(9,983)
Repayment of assumed bridge facility	(245,950)	—	—	—	(245,950)
Issuance of Operating Partnership units	699,362	—	—	—	699,362
Distributions paid	(395,005)	—	—	—	(395,005)
Cash received by Parent on behalf of Guarantor Subsidiaries, net	677,713	—	(677,713)	—	—
Other	(1,342)	—	—	—	(1,342)

Net cash provided by (used in) financing activities	907,982	—	(677,713)	—	230,269

Cash flows from discontinued operations, net
Cash flows provided by operating activities, net	—	—	15,591	—	15,591
Cash flows used in investing activities, net	—	—	(12)	—	(12)
Cash flows used in financing activities, net	—	—	(37,900)	—	(37,900)

Net cash used in discontinued operations	—	—	(22,321)	—	(22,321)
Change in cash and cash equivalents classified as assets held for sale	—	—	(22,321)	—	(22,321)
Cash and cash equivalents
Net increase for the period	149,531	—	—	—	149,531
Balance, beginning of period	3,995	—	—	—	3,995

Balance, end of period	$153,526	$—	$—	$—	$153,526

CONSOLIDATING STATEMENT OF CASH FLOWS INFORMATION

	Nine Months Ended September 30, 2018
	Operating Partnership	Co-Issuer	Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Cash flows from operating activities
Net cash provided by (used in) operating activities	$(149,511)	$—	$574,348	$—	$424,837

Cash flows from investing activities
Capital expenditures for property and equipment	(191)	—	—	—	(191)
Acquisition of Northfield	(1,068,337)	—	—		(1,068,337)

Net cash used in investing activities	(1,068,528)	—	—	—	(1,068,528)

Cash flows from financing activities
Net borrowings under bank credit facility	747,375	—	—	—	747,375
Deferred financing costs	(17,490)	—	—	—	(17,490)
Distributions paid	(337,865)	—	—	—	(337,865)
Cash received by Parent on behalf of Guarantor Subsidiaries	574,348	—	(574,348)	—	—

Net cash provided by (used in) financing activities	966,368	—	(574,348)	—	392,020

Cash flows from discontinued operations, net
Cash flows provided by operating activities, net	—	—	8,250	—	8,250
Cash flows provided by investing activities, net	—	—	33,199	—	33,199
Cash flows used in financing activities, net	—	—	—	—	—

Net cash provided by discontinued operations	—	—	41,449	—	41,449

Cash flows from discontinued operations, net
Change in cash and cash equivalents classified as assets held for sale	—	—	41,449	—	41,449
Cash and cash equivalents
Net decrease for the period	(251,671)	—	—	—	(251,671)
Balance, beginning of period	259,722	—	—	—	259,722

Balance, end of period	$8,051	$—	$—	$—	$8,051

CONSOLIDATING FINANCIAL INFORMATION
The Operating Partnership’s senior notes were
co-issued
by the Operating Partnership and MGP Finance
Co-Issuer,
Inc., a 100% owned finance subsidiary of the Operating Partnership. Obligations to pay principal and interest on the senior notes are currently guaranteed by all of the Operating Partnership’s subsidiaries, other than MGP Finance
Co-Issuer,
Inc., each of which is directly or indirectly 100% owned by the Operating Partnership. Such guarantees are full and unconditional, and joint and several and are subject to release in accordance with the events described below. Separate condensed financial information for the subsidiary guarantors as of December 31, 2018 and 2017 and for the years ended December 31, 2018, 2017 and 2016 are presented below.
The guarantee of a subsidiary guarantor will be automatically released upon (i) a sale or other disposition (including by way of consolidation or merger) of the subsidiary guarantor, or the capital stock of the subsidiary guarantor; (ii) the sale or disposition of all or substantially all of the assets of the subsidiary guarantor; (iii) the designation in accordance with the indenture of a subsidiary guarantor as an unrestricted subsidiary; (iv) at such time as such subsidiary guarantor is no longer a subsidiary guarantor or other obligor with respect to any credit facilities or capital markets indebtedness of the Operating Partnership; or (v) defeasance or discharge of the notes.
CONSOLIDATING BALANCE SHEET INFORMATION

	December 31, 2018
	Operating		Guarantor
	Partnership	Co-Issuer	Subsidiaries	Eliminations	Consolidated
	(in thousands)
Real estate investments, net	$572	$—	$10,505,557	$—	$10,506,129
Cash and cash equivalents	3,995	—	—	—	3,995
Tenant and other receivables, net	26	—	7,642	—	7,668
Intercompany	841,179	—	—	(841,179)	—
Prepaid expenses and other assets	34,813	—	—	—	34,813
Investments in subsidiaries	9,790,350	—	—	(9,790,350)	—
Above market lease, asset	—	—	43,014	—	43,014
Assets held for sale	—	—	355,688	—	355,688

Total assets	$10,670,935	$—	$10,911,901	$(10,631,529)	$10,951,307

Debt, net	4,666,949	—	—	—	4,666,949
Due to MGM Resorts International and affiliates	227	—	—	—	227
Intercompany	—	—	841,179	(841,179)	—
Accounts payable, accrued expenses, and other liabilities	13,102	—	7,694	—	20,796
Above market lease, liability	—	—	46,181	—	46,181
Accrued interest	26,096	—	—	—	26,096
Distribution payable	119,055	—	—	—	119,055
Deferred revenue	—	—	163,926	—	163,926
Deferred income taxes, net	—	—	33,634	—	33,634
Liabilities related to assets held for sale	—	—	28,937	—	28,937

Total liabilities	4,825,429	—	1,121,551	(841,179)	5,105,801

General partner	—	—	—	—	—
Limited partners	5,845,506	—	9,790,350	(9,790,350)	5,845,506

Total partners’ capital	5,845,506	—	9,790,350	(9,790,350)	5,845,506

Total liabilities and partners’ capital	$10,670,935	$—	$10,911,901	$(10,631,529)	$10,951,307

CONSOLIDATING BALANCE SHEET INFORMATION

	December 31, 2017
	Operating Partnership	Co-Issuer	Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Real estate investments, net	$488	$—	$10,021,450	$—	$10,021,938
Cash and cash equivalents	259,722	—	—	—	259,722
Tenant and other receivables, net	299	—	6,086	—	6,385
Intercompany	1,383,397	—	—	(1,383,397)	—
Prepaid expenses and other assets	18,487	—	—	—	18,487
Investments in subsidiaries	8,479,388	—	—	(8,479,388)	—
Above market lease, asset	—	—	44,588	—	44,588

Total assets	$10,141,781	$—	$10,072,124	$(9,862,785)	$10,351,120

Debt, net	3,934,628	—	—	—	3,934,628
Due to MGM Resorts International and affiliates	962	—	—	—	962
Intercompany	—	—	1,383,397	(1,383,397)	—
Accounts payable, accrued expenses, and other liabilities	4,154	—	6,086	—	10,240
Above market lease, liability	—	—	47,069	—	47,069
Accrued interest	22,565	—	—	—	22,565
Distribution payable	111,733	—	—	—	111,733
Deferred revenue	—	—	127,640	—	127,640
Deferred income taxes, net	—	—	28,544	—	28,544

Total liabilities	4,074,042	—	1,592,736	(1,383,397)	4,283,381

General partner	—	—	—	—	—
Limited partners	6,067,739	—	8,479,388	(8,479,388)	6,067,739

Total partners’ capital	6,067,739	—	8,479,388	(8,479,388)	6,067,739

Total liabilities and partners’ capital	$10,141,781	$—	$10,072,124	$(9,862,785)	$10,351,120

CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME INFORMATION

	Year Ended December 31, 2018
	Operating Partnership	Co-Issuer	Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Revenues
Rental revenue	$—	$—	$746,253	$—	$746,253
Tenant reimbursements and other	—	—	123,242	—	123,242

	—	—	869,495	—	869,495

Expenses
Depreciation	108	—	266,514	—	266,622
Property transactions, net	—	—	20,319	—	20,319
Reimbursable expenses	—	—	119,531	—	119,531
Amortization of above market lease, net	—	—	686	—	686
Acquisition-related expenses	6,149	—	—	—	6,149
General and administrative	16,048	—	—	—	16,048

	22,305	—	407,050	—	429,355

	(22,305)	—	462,445	—	440,140
Equity in earnings of subsidiaries	476,353	—	—	(476,353)	—
Other income (expense)
Interest income	13,377	—	—	(10,876)	2,501
Interest expense	(215,532)	—	(10,876)	10,876	(215,532)
Other	(7,191)	—	—	—	(7,191)

	(209,346)	—	(10,876)	—	(220,222)

Income (loss) from continuing operations before income taxes	244,702	—	451,569	(476,353)	219,918
Provision for income taxes	—	—	(5,779)	—	(5,779)

Income from continuing operations, net of tax	$244,702	$—	$445,790	$(476,353)	$214,139
Income from discontinued operations, net of tax (Note 3)	—	—	30,563	—	30,563

Net income (loss)	$244,702	$—	$476,353	$(476,353)	$244,702

Other comprehensive income (loss)
Net income (loss)	244,702	—	476,353	(476,353)	244,702
Unrealized gain on cash flow hedges	4,128	—	—	—	4,128

Comprehensive income (loss)	$248,830	$—	$476,353	$(476,353)	$248,830

CONSOLIDATING STATEMENT OF CASH FLOWS INFORMATION

	Year Ended December 31, 2018
	Operating Partnership	Co-Issuer	Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Cash flows from operating activities
Net cash provided by (used in) operating activities	$(210,132)	$—	$766,933	$—	$556,801

Cash flows from investing activities
Capital expenditures for property and equipment	(192)	—	—	—	(192)
Acquisition of Northfield, net of cash acquired	(1,068,336)	—	—	—	(1,068,336)

Net cash provided by (used in) investing activities	(1,068,528)	—	—	—	(1,068,528)

Cash flows from financing activities
Net borrowings (repayments) under bank credit facility	727,750	—	—	—	727,750
Deferred financing costs	(17,490)	—	—	—	(17,490)
Distributions paid	(454,260)	—	—	—	(454,260)
Cash received by Parent on behalf of Guarantor Subsidiaries	766,933	—	(766,933)	—	—

Net cash provided by (used in) financing activities	1,022,933	—	(766,933)	—	256,000

Cash flows from discontinued operations
Cash flows from operating activities	—	—	23,406		23,406
Cash flows from investing activities	—	—	32,416		32,416
Cash flows from financing activities	—	—	—		—

Net cash from discontinued operations	—	—	55,822	—	55,822
Cash and cash equivalents
Net increase (decrease) for the period, including cash and cash equivalents classified as held for sale	(255,727)	—	55,822	—	(199,905)
Less: change in cash and cash equivalents classified as held for sale	—	—	55,822	—	55,822

Net increase (decrease) for the period	(255,727)	—	—	—	(255,727)
Balance, beginning of period	259,722	—	—	—	259,722

Balance, end of period	$3,995	$—	$—	$—	$3,995

CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME INFORMATION

	Year Ended December 31, 2017
	Operating Partnership	Co-Issuer	Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Revenues
Rental revenue	$—	$—	$675,089	$—	$675,089
Tenant reimbursements and other	—	—	90,606	—	90,606

	—	—	765,695	—	765,695
Expenses
Depreciation	—	—	260,455	—	260,455
Property transactions, net	—	—	34,022	—	34,022
Reimbursable expenses	—	—	88,254	—	88,254
Amortization of above market lease, net	—	—	686	—	686
Acquisition-related expenses	17,304	—	—	—	17,304
General and administrative	12,189	—	—	—	12,189

	29,493	—	383,417	—	412,910

	(29,493)	—	382,278	—	352,785
Equity in earnings of subsidiaries	377,372	—	—	(377,372)	—
Other income (expense)
Interest income	3,907	—	—	—	3,907
Interest expense	(184,175)	—	—	—	(184,175)
Other	(1,621)	—	—	—	(1,621)

	(181,889)	—	—	—	(181,889)

Income (loss) before income taxes	165,990	—	382,278	(377,372)	170,896
Provision for income taxes	—	—	(4,906)	—	(4,906)

Net income (loss)	$165,990	$—	$377,372	$(377,372)	$165,990

Other comprehensive income (loss)
Net income (loss)	165,990	—	377,372	(377,372)	165,990
Unrealized gain on cash flow hedges	9,782	—	—	—	9,782

Comprehensive income (loss)	$175,772	$—	$377,372	$(377,372)	$175,772

CONSOLIDATING STATEMENT OF CASH FLOWS INFORMATION

	Year Ended December 31, 2017
	Operating Partnership	Co-Issuer	Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Cash flows from operating activities
Net cash provided by (used in) operating activities	$(198,925)	$—	$681,503	$—	$482,578

Cash flows from investing activities
Capital expenditures for property and equipment funded by Parent	(488)	—	—	—	(488)
MGM National Harbor transaction	(462,500)	—	—	—	(462,500)

Net cash used in investing activities	(462,988)	—	—	—	(462,988)

Cash flows from financing activities
Proceeds from issuance of debt	350,000	—	—	—	350,000
Deferred financing costs	(5,598)	—	—	—	(5,598)
Repayment of assumed debt	(425,000)	—	—	—	(425,000)
Repayment of debt principal	(41,875)	—	—	—	(41,875)
Proceeds from purchase of Operating Partnership units by MGP	387,548	—	—	—	387,548
Distributions paid	(385,435)	—	—	—	(385,435)
Cash received by Parent on behalf of Guarantor Subsidiaries	681,503	—	(681,503)	—	—

Net cash provided by (used in) financing activities	561,143	—	(681,503)	—	(120,360)

Cash and cash equivalents
Net decrease for the period	(100,770)	—	—	—	(100,770)
Balance, beginning of period	360,492	—	—	—	360,492

Balance, end of period	$259,722	$—	$—	$—	$259,722

CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME INFORMATION

	Year Ended December 31, 2016
	Operating Partnership	Co-Issuer	Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Revenues
Rental revenue	$—	$—	$419,239	$—	$419,239
Tenant reimbursements and other	—	—	48,309	—	48,309

	—	—	467,548	—	467,548
Expenses
Depreciation	—	—	220,667	—	220,667
Property transactions, net	—	—	4,684	—	4,684
Reimbursable expenses	—	—	68,063	—	68,063
Amortization of above market lease, net	—	—	286	—	286
Acquisition-related expenses	10,178	—	—	—	10,178
General and administrative	9,896	—	—	—	9,896

	20,074	—	293,700	—	313,774

	(20,074)	—	173,848	—	153,774
Equity in earnings of subsidiaries	171,584	—	—	(171,584)	—
Other income (expense)
Interest income	774	—	—	—	774
Interest expense	(116,212)	—	—	—	(116,212)
Other	(726)	—	—	—	(726)

	(116,164)	—	—	—	(116,164)

Income (loss) before income taxes	35,346	—	173,848	(171,584)	37,610
Provision for income taxes	—	—	(2,264)	—	(2,264)

Net income (loss)	$35,346	$—	$171,584	$(171,584)	$35,346

Other comprehensive income (loss)
Net income (loss)	35,346	—	171,584	(171,584)	35,346
Unrealized gain on cash flow hedges	1,879	—	—	—	1,879

Comprehensive income (loss)	$37,225	$—	$171,584	$(171,584)	$37,225

CONSOLIDATING STATEMENT OF CASH FLOWS INFORMATION

	Year Ended December 31, 2016
	Operating Partnership	Co-Issuer	Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Cash flows from operating activities
Net cash provided by (used in) operating activities	$(99,884)	$—	$397,665	$—	$297,781

Cash flows from investing activities
Capital expenditures for property and equipment funded by Parent	—	—	(138,987)	—	(138,987)

Net cash used in investing activities	—	—	(138,987)	—	(138,987)

Cash flows from financing activities
Proceeds from issuance of debt	3,700,000	—	—	—	3,700,000
Deferred financing costs	(77,163)	—	—	—	(77,163)
Repayment of bridge facilities	(4,544,850)	—	—	—	(4,544,850)
Repayment of debt principal	(16,750)	—	—	—	(16,750)
Proceeds from purchase of Operating Partnership units by MGP	1,132,468	—	—	—	1,132,468
Distributions paid	(150,829)	—	—	—	(150,829)
Cash received by Parent on behalf of Guarantor Subsidiaries	417,500	—	(417,500)	—	—
Net cash transfers from Parent	—	—	158,822	—	158,822

Net cash provided by (used in) financing activities	460,376	—	(258,678)	—	201,698

Cash and cash equivalents
Net increase for the period	360,492	—	—	—	360,492
Balance, beginning of period	—	—	—	—	—

Balance, end of period	$360,492	$—	$—	$—	$360,492